AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 27.0%
Financial Institutions - 13.5%
Banking - 12.3%
American Express Co.
Series C
4.90%, 3/15/20 (a)	U.S.$	15	$14,920
Banco Santander SA
3.25%, 4/04/26 (b)	EUR	100	121,431
3.50%, 4/11/22	U.S.$	200	201,842
Bank of America Corp.
Series DD
6.30%, 3/10/26 (a)		27	29,361
Series L
3.95%, 4/21/25		360	366,800
Series V
5.125%, 6/17/19 (a)		90	89,727
Series Z
6.50%, 10/23/24 (a)		41	44,434
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (b)		200	199,582
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		29	30,105
BB&T Corp.
2.625%, 6/29/20		45	44,950
BNP Paribas SA
4.705%, 1/10/25 (b)		225	233,980
Capital One Financial Corp.
3.30%, 10/30/24		135	133,582
Citigroup, Inc.
3.875%, 3/26/25		165	166,241
Commonwealth Bank of Australia
2.25%, 3/10/20 (b)		52	51,771
Compass Bank
5.50%, 4/01/20		250	255,895
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	258,585
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		265	269,039
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		118	116,141
3.75%, 5/22/25		53	53,504
3.85%, 7/08/24		100	102,024
Series D
6.00%, 6/15/20		195	202,221
HSBC Holdings PLC
4.25%, 8/18/25		203	207,606
ING Groep NV
4.10%, 10/02/23		200	205,584
JPMorgan Chase & Co.
3.22%, 3/01/25		140	139,902
3.54%, 5/01/28		105	105,143
Series Z
5.30%, 5/01/20 (a)		22	22,222
Lloyds Banking Group PLC
3.90%, 3/12/24		200	202,566

	Principal Amount (000)		U.S. $ Value
Manufacturers & Traders Trust Co.
2.625%, 1/25/21	U.S.$	250	$249,542
Morgan Stanley
3.737%, 4/24/24		75	76,454
5.00%, 11/24/25		60	64,219
Series G
4.35%, 9/08/26		186	190,669
MUFG Bank Ltd.
2.30%, 3/05/20 (b)		200	199,186
PNC Bank NA
2.60%, 7/21/20		250	249,685
Santander Holdings USA, Inc.
4.40%, 7/13/27		140	139,332
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (b)		200	206,530
US Bancorp
Series J
5.30%, 4/15/27 (a)		63	63,957
Wells Fargo & Co.
3.069%, 1/24/23		113	113,208
3.75%, 1/24/24		110	113,230

			5,535,170

Finance - 0.3%
Synchrony Financial
4.50%, 7/23/25		147	147,573

Insurance - 0.5%
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		31	31,796
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		35	54,964
New York Life Global Funding
1.95%, 2/11/20 (b)		129	128,154
Voya Financial, Inc.
5.65%, 5/15/53		31	30,672

			245,586

REITS - 0.4%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		6	5,993
Welltower, Inc.
4.00%, 6/01/25		146	150,164

			156,157

			6,084,486

Industrial - 12.7%
Basic - 0.7%
DowDuPont, Inc.
4.205%, 11/15/23		65	67,962
4.493%, 11/15/25		65	69,259
Eastman Chemical Co.
3.80%, 3/15/25		50	51,124

	Principal Amount (000)		U.S. $ Value
Glencore Funding LLC
4.125%, 5/30/23 (b)	U.S.$	58	$59,126
Vale Overseas Ltd.
6.25%, 8/10/26		58	63,336

			310,807

Capital Goods - 0.5%
Embraer Netherlands Finance BV
5.40%, 2/01/27		85	91,587
General Electric Co.
4.50%, 3/11/44		65	59,525
United Technologies Corp.
3.95%, 8/16/25		90	93,520

			244,632

Communications - Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		135	142,475
5.05%, 3/30/29		90	94,846
Comcast Corp.
4.15%, 10/15/28		95	100,019
Cox Communications, Inc.
2.95%, 6/30/23 (b)		51	50,628
Time Warner Cable LLC
4.125%, 2/15/21		111	112,862

			500,830

Communications - Telecommunications - 1.5%
AT&T, Inc.
3.40%, 5/15/25		310	307,489
4.125%, 2/17/26		147	150,232
Verizon Communications, Inc.
4.862%, 8/21/46		75	79,838
Vodafone Group PLC
3.75%, 1/16/24		40	40,376
4.125%, 5/30/25		88	89,755

			667,690

Consumer Cyclical - Automotive - 0.4%
General Motors Financial Co., Inc.
4.00%, 1/15/25		23	22,580
4.30%, 7/13/25		30	29,873
5.10%, 1/17/24		109	113,486

			165,939

Consumer Non-Cyclical - 2.6%
AmerisourceBergen Corp.
4.30%, 12/15/47		50	45,362
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		45	49,387
Becton Dickinson and Co.
3.734%, 12/15/24		40	40,614
Biogen, Inc.
4.05%, 9/15/25		144	148,077

	Principal Amount (000)		U.S. $ Value
Cigna Corp.
3.75%, 7/15/23 (b)	U.S.$	37	$37,901
4.125%, 11/15/25 (b)		45	46,576
4.375%, 10/15/28 (b)		58	60,146
CVS Health Corp.
4.10%, 3/25/25		60	61,587
4.30%, 3/25/28		60	60,843
Mylan, Inc.
3.125%, 1/15/23 (b)		150	146,610
Reynolds American, Inc.
6.875%, 5/01/20		50	51,997
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (b)		200	209,868
Tyson Foods, Inc.
2.65%, 8/15/19		39	38,955
3.95%, 8/15/24		48	49,324
4.00%, 3/01/26		12	12,270
4.35%, 3/01/29		13	13,441
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		51	50,877
Zoetis, Inc.
3.45%, 11/13/20		45	45,418

			1,169,253

Energy - 4.0%
Antero Resources Corp.
5.125%, 12/01/22		16	16,093
Cenovus Energy, Inc.
3.00%, 8/15/22		12	11,749
5.70%, 10/15/19		14	14,043
Devon Energy Corp.
5.00%, 6/15/45		30	31,353
Encana Corp.
3.90%, 11/15/21		45	45,911
Energy Transfer Operating LP
4.75%, 1/15/26		175	182,707
Enterprise Products Operating LLC
3.70%, 2/15/26		161	165,096
5.20%, 9/01/20		55	56,850
Hess Corp.
4.30%, 4/01/27		109	108,016
Kinder Morgan, Inc./DE
3.15%, 1/15/23		150	150,304
Marathon Oil Corp.
3.85%, 6/01/25		15	15,191
6.80%, 3/15/32		100	119,154
Noble Energy, Inc.
3.85%, 1/15/28		30	29,551
3.90%, 11/15/24		107	108,123
4.15%, 12/15/21		40	40,957
ONEOK, Inc.
4.35%, 3/15/29		57	58,007
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		137	136,541
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		80	84,846
5.625%, 3/01/25		161	176,979

	Principal Amount (000)		U.S. $ Value
TransCanada PipeLines Ltd.
9.875%, 1/01/21	U.S.$	108	$120,183
Western Midstream Operating LP
4.50%, 3/01/28		30	29,841
4.75%, 8/15/28		20	20,296
Williams Cos., Inc. (The)
4.125%, 11/15/20		97	98,532

			1,820,323

Services - 0.6%
Expedia Group, Inc.
3.80%, 2/15/28		94	90,608
S&P Global, Inc.
4.40%, 2/15/26		127	136,715
Total System Services, Inc.
4.00%, 6/01/23		43	44,203

			271,526

Technology - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		28	27,930
3.875%, 1/15/27		62	59,236
Broadcom, Inc.
3.625%, 10/15/24		35	34,726
4.25%, 4/15/26		35	34,741
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		78	83,957
KLA-Tencor Corp.
4.65%, 11/01/24		134	143,139
Lam Research Corp.
2.80%, 6/15/21		39	38,958
Seagate HDD Cayman
4.75%, 1/01/25		75	72,934
Western Digital Corp.
4.75%, 2/15/26		98	93,734

			589,355

			5,740,355

Utility - 0.8%
Electric - 0.8%
Enel Chile SA
4.875%, 6/12/28		68	71,713
Exelon Generation Co. LLC
2.95%, 1/15/20		81	81,002
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		200	211,000

			363,715

Total Corporates - Investment Grade (cost $11,918,377)			12,188,556

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 18.5%
Agency Fixed Rate 30-Year - 16.1%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	U.S.$	70	$77,016
Series 2007
5.50%, 7/01/35		20	22,367
Series 2016
4.00%, 2/01/46		216	226,004
Series 2017
4.00%, 7/01/44		170	177,011
Series 2018
4.00%, 11/01/48-12/01/48		218	226,949
4.50%, 10/01/48-11/01/48		436	461,199
5.00%, 11/01/48		117	125,035
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		64	70,117
Series 2004
5.50%, 4/01/34-11/01/34		58	63,278
Series 2005
5.50%, 2/01/35		68	74,184
Series 2010
4.00%, 12/01/40		103	107,068
Series 2013
4.00%, 10/01/43		400	417,365
Series 2017
3.50%, 9/01/47		340	345,577
Series 2018
3.50%, 2/01/48-5/01/48		3,025	3,081,446
4.00%, 8/01/48-12/01/48		480	497,990
4.50%, 9/01/48		388	409,331
Government National Mortgage Association
Series 1994
9.00%, 9/15/24		1	1,027
Series 2016
3.00%, 4/20/46		249	250,940
Series 2019
4.50%, 5/01/49, TBA		600	622,711

			7,256,615

Agency Fixed Rate 15-Year - 2.4%
Federal National Mortgage Association
Series 2016
2.50%, 7/01/31-1/01/32		1,092	1,086,699

Total Mortgage Pass-Throughs
(cost $8,222,059)			8,343,314

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.9%
Non-Agency Fixed Rate CMBS - 9.6%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		155	157,343
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		115	114,795

	Principal Amount (000)		U.S. $ Value
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)	U.S.$	260	$265,545
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	144,396
Series 2015-GC35, Class A4
3.818%, 11/10/48		55	57,400
Series 2016-C1, Class A4
3.209%, 5/10/49		192	193,084
Series 2016-GC36, Class A5
3.616%, 2/10/49		65	67,100
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (b)		59	57,084
Series 2014-UBS3, Class A4
3.819%, 6/10/47		130	135,342
Series 2014-UBS5, Class A4
3.838%, 9/10/47		130	135,604
Series 2015-CR24, Class A5
3.696%, 8/10/48		65	67,230
Series 2015-DC1, Class A5
3.35%, 2/10/48		80	81,080
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		100	102,283
Series 2015-C3, Class A4
3.718%, 8/15/48		117	120,594
Series 2015-C4, Class A4
3.808%, 11/15/48		215	223,419
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (b)		220	220,103
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		136	137,617
Series 2018-GS9, Class A4
3.992%, 3/10/51		75	79,294
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (c)		6	6,198
Series 2012-C6, Class D
5.157%, 5/15/45 (c)		110	110,074
Series 2012-C6, Class E
5.157%, 5/15/45 (b)(c)		132	122,498
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		100	103,910
Series 2014-C22, Class XA
0.864%, 9/15/47 (d)		2,745	101,215
Series 2015-C30, Class A5
3.822%, 7/15/48		65	67,730
Series 2015-C31, Class A3
3.801%, 8/15/48		195	203,142

	Principal Amount (000)		U.S. $ Value
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (c)	U.S.$	26	$17,685
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		159	156,344
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A4
3.596%, 12/15/49		100	103,074
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		125	134,965
Series 2018-C8, Class A4
3.983%, 2/15/51		100	105,203
Series 2018-C9, Class A4
4.117%, 3/15/51		125	132,923
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		112	112,349
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class XA
1.972%, 7/15/48 (d)		970	104,312
Series 2016-LC25, Class C
4.42%, 12/15/59 (c)		85	86,377
Series 2016-NXS6, Class C
4.313%, 11/15/49 (c)		100	102,815
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.208%, 3/15/45 (b)(d)		1,297	49,113
Series 2014-C19, Class A5
4.101%, 3/15/47		130	137,029

			4,316,269

Non-Agency Floating Rate CMBS - 3.3%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
3.484% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(e)		100	99,875
Atrium Hotel Portfolio Trust
Series 2018-ATRM, Class A
3.434% (LIBOR 1 Month + 0.95%), 6/15/35 (b)(e)		100	99,376
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.484% (LIBOR 1 Month + 1.00%), 11/15/33 (b)(c)(e)		185	184,498
BHMS
Series 2018-ATLS, Class A
3.734% (LIBOR 1 Month + 1.25%), 7/15/35 (b)(e)		100	99,844
BX Trust
Series 2017-IMC, Class A
3.534% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(e)		135	134,574

	Principal Amount (000)		U.S. $ Value
Series 2018-EXCL, Class A
3.571% (LIBOR 1 Month + 1.09%), 9/15/37 (b)(e)	U.S.$	90	$89,498
Cloverleaf Cold Storage Trust
Series 2019-CHL2, Class A
3.56% (LIBOR 1 Month + 1.08%), 3/15/36 (b)(e)		115	115,038
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
7.084% (LIBOR 1 Month + 4.60%), 11/15/33 (b)(c)(e)		100	99,956
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.512% (LIBOR 1 Month + 1.03%), 11/19/35 (b)(e)		100	100,064
Great Wolf Trust
Series 2017-WOLF, Class A
3.484% (LIBOR 1 Month + 0.85%), 9/15/34 (b)(e)		93	92,768
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.704% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(e)		177	176,267
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
3.834% (LIBOR 1 Month + 1.35%), 6/15/29 (b)(e)		211	210,994

			1,502,752

Total Commercial Mortgage-Backed Securities (cost $5,846,616)			5,819,021

GOVERNMENTS - TREASURIES - 11.1%
Peru - 0.5%
Peru Government Bond
5.94%, 2/12/29 (b)	PEN	700	221,492

United States - 10.6%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	133	118,661
2.50%, 2/15/45-5/15/46		363	341,412
3.00%, 11/15/45-2/15/49		1,658	1,719,988
3.125%, 5/15/48		272	288,490
3.375%, 11/15/48		871	969,557
4.50%, 2/15/36		189	239,321
5.375%, 2/15/31		120	155,962
6.25%, 5/15/30		179	244,459
U.S. Treasury Notes
2.125%, 3/31/24		196	194,897
2.375%, 2/29/24		195	196,280
2.625%, 2/15/29		102	103,881

	Principal Amount (000)		U.S. $ Value
3.125%, 5/15/21	U.S.$	215	$218,695

			4,791,603

Total Governments - Treasuries (cost $5,113,408)			5,013,095

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.9%
Risk Share Floating Rate - 6.4%
Bellemeade Re Ltd.
Series 2017-1, Class M1
4.186% (LIBOR 1 Month + 1.70%), 10/25/27 (b)(e)		95	95,600
Series 2018-2A, Class M1B
3.836% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(e)		150	149,679
Series 2018-3A, Class M1B
4.336% (LIBOR 1 Month + 1.85%), 10/25/27 (b)(e)		150	150,651
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.886% (LIBOR 1 Month + 2.40%), 4/25/31 (b)(e)		53	53,817
Series 2019-R02, Class 1M2
4.786% (LIBOR 1 Month + 2.30%), 8/25/31 (b)(e)		70	70,444
Eagle RE Ltd.
Series 2018-1, Class M1
4.186% (LIBOR 1 Month + 1.70%), 11/25/28 (b)(e)		150	150,550
Federal Home Loan Mortgage Corp.
Series 2019-HQA1, Class M2
4.836% (LIBOR 1 Month + 2.35%), 2/25/49 (b)(e)		90	90,525
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
7.036% (LIBOR 1 Month + 4.55%), 10/25/24 (e)		179	196,172
Series 2015-HQA1, Class M2
5.136% (LIBOR 1 Month + 2.65%), 3/25/28 (e)		64	64,938
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.486% (LIBOR 1 Month + 3.00%), 7/25/24 (e)		43	45,224
Series 2014-C04, Class 2M2
7.486% (LIBOR 1 Month + 5.00%), 11/25/24 (e)		40	44,305
Series 2015-C01, Class 1M2
6.786% (LIBOR 1 Month + 4.30%), 2/25/25 (e)		58	62,369
Series 2015-C01, Class 2M2
7.036% (LIBOR 1 Month + 4.55%), 2/25/25 (e)		44	46,741

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 1M2
6.486% (LIBOR 1 Month + 4.00%), 5/25/25 (e)	U.S.$	73	$78,360
Series 2015-C02, Class 2M2
6.486% (LIBOR 1 Month + 4.00%), 5/25/25 (e)		75	80,119
Series 2015-C03, Class 1M2
7.486% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		90	100,027
Series 2015-C03, Class 2M2
7.486% (LIBOR 1 Month + 5.00%), 7/25/25 (e)		69	75,985
Series 2015-C04, Class 1M2
8.186% (LIBOR 1 Month + 5.70%), 4/25/28 (e)		112	127,920
Series 2015-C04, Class 2M2
8.036% (LIBOR 1 Month + 5.55%), 4/25/28 (e)		97	108,340
Series 2016-C01, Class 1M2
9.236% (LIBOR 1 Month + 6.75%), 8/25/28 (e)		157	181,887
Series 2016-C01, Class 2M2
9.436% (LIBOR 1 Month + 6.95%), 8/25/28 (e)		82	94,031
Series 2016-C02, Class 1M2
8.486% (LIBOR 1 Month + 6.00%), 9/25/28 (e)		129	146,961
Series 2016-C03, Class 2M2
8.386% (LIBOR 1 Month + 5.90%), 10/25/28 (e)		164	185,157
Series 2016-C05, Class 2M2
6.936% (LIBOR 1 Month + 4.45%), 1/25/29 (e)		105	114,510
Series 2017-C04, Class 2M2
5.336% (LIBOR 1 Month + 2.85%), 11/25/29 (e)		45	46,654
Home Re Ltd.
Series 2018-1, Class M1
4.086% (LIBOR 1 Month + 1.60%), 10/25/28 (b)(e)		150	149,897
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.484% (LIBOR 1 Month + 2.00%), 3/27/24 (b)(e)		100	100,239
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.736% (LIBOR 1 Month + 5.25%), 11/25/25 (e)(f)		42	47,453
Series 2015-WF1, Class 2M2
7.986% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(f)		20	23,263

			2,881,818

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 1.3%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.055% (6.54%-LIBOR 1 Month), 12/25/41 (e)(g)	U.S.$	157	$30,264
Series 2012-70, Class SA
4.065% (6.55%-LIBOR 1 Month), 7/25/42 (e)(g)		286	58,951
Series 2015-90, Class SL
3.665% (6.15%-LIBOR 1 Month), 12/25/45 (e)(g)		309	53,952
Series 2016-77, Class DS
3.51% (6.00%-LIBOR 1 Month), 10/25/46 (e)(g)		311	53,536
Series 2017-16, Class SG
3.565% (6.05%-LIBOR 1 Month), 3/25/47 (e)(g)		312	54,455
Series 2017-26, Class TS
3.46% (5.95%-LIBOR 1 Month), 4/25/47 (e)(g)		296	54,539
Series 2017-62, Class AS
3.665% (6.15%-LIBOR 1 Month), 8/25/47 (e)(g)		312	54,024
Series 2017-81, Class SA
3.715% (6.20%-LIBOR 1 Month), 10/25/47 (e)(g)		307	55,276
Series 2017-97, Class LS
3.715% (6.20%-LIBOR 1 Month), 12/25/47 (e)(g)		312	58,949
Government National Mortgage Association
Series 2017-134, Class SE
3.712% (6.20%-LIBOR 1 Month), 9/20/47 (e)(g)		265	42,667
Series 2017-65, Class ST
3.662% (6.15%-LIBOR 1 Month), 4/20/47 (e)(g)		294	52,295

			568,908

Non-Agency Fixed Rate - 0.9%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		17	15,697
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		34	28,786
Series 2006-24CB, Class A16
5.75%, 8/01/36		65	53,553
Series 2006-28CB, Class A14
6.25%, 10/25/36		48	38,133
Series 2006-J1, Class 1A13
5.50%, 2/25/36		36	32,264
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		23	17,453

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.174%, 5/25/35	U.S.$	37	$37,167
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		35	27,483
Series 2006-13, Class 1A19
6.25%, 9/25/36		18	13,911
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		54	42,413
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
4.085%, 7/25/36		112	99,123
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		15	14,360

			420,343

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.676% (LIBOR 1 Month + 0.19%), 12/25/36 (e)		129	71,534
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.736% (LIBOR 1 Month + 0.25%), 3/25/35 (e)		41	35,739

			107,273

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.828%, 5/28/35 (c)		50	47,465

Total Collateralized Mortgage Obligations (cost $3,901,706)			4,025,807

ASSET-BACKED SECURITIES - 7.3%
Autos-Fixed Rate - 4.0%
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		8	8,386
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (b)		100	100,137
Series 2018-2A, Class A
4.00%, 3/20/25 (b)		105	108,414
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		25	24,496

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust
Series 2016-3A, Class D
6.40%, 7/17/23 (b)	U.S.$	100	$103,203
Series 2017-1A, Class D
6.20%, 11/15/23 (b)		100	103,701
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		4	3,761
Series 2017-3A, Class A
2.05%, 12/15/21 (b)		31	30,834
Series 2017-3A, Class C
3.68%, 7/17/23 (b)		60	60,529
Flagship Credit Auto Trust
Series 2016-4, Class D
3.89%, 11/15/22 (b)		125	125,824
Series 2017-3, Class A
1.88%, 10/15/21 (b)		30	29,740
Series 2018-3, Class B
3.59%, 12/16/24 (b)		75	75,808
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)		257	256,299
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	196,758
Series 2017-1, Class A1
2.07%, 5/15/22		115	114,155
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (b)		115	114,799
Series 2017-1A, Class A
2.96%, 10/25/21 (b)		125	124,582
Series 2019-1A, Class A
3.71%, 3/25/23 (b)		100	101,149
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (b)		125	125,921
Westlake Automobile Receivables Trust
Series 2018-3A, Class A1
2.53%, 9/16/19 (b)		4	3,631

			1,812,127

Other ABS-Fixed Rate - 2.4%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (b)(c)		32	31,839
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21		57	56,778
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (b)(c)		100	100,110
Series 2018-P1, Class A
3.39%, 7/15/25 (b)(c)		59	58,953

	Principal Amount (000)		U.S. $ Value
Marlette Funding Trust
Series 2017-1A, Class A
2.827%, 3/15/24 (b)(c)	U.S.$	1	$1,244
Series 2017-2A, Class A
2.39%, 7/15/24 (b)(c)		3	2,548
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(c)		19	18,847
Series 2017-3A, Class B
3.01%, 12/15/24 (b)(c)		100	99,645
Series 2018-3A, Class A
3.20%, 9/15/28 (b)(c)		77	76,998
Series 2018-4A, Class A
3.71%, 12/15/28 (b)(c)		50	50,778
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (b)(c)		147	147,007
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)(c)		26	26,018
Series 2016-3, Class A
3.05%, 12/26/25 (b)(c)		31	30,970
Series 2017-1, Class A
3.28%, 1/26/26 (b)(c)		31	31,483
Series 2017-2, Class A
3.28%, 2/25/26 (b)(c)		38	38,005
Series 2017-3, Class A
2.77%, 5/25/26 (b)(c)		45	44,943
Series 2017-4, Class B
3.59%, 5/26/26 (b)(c)		130	130,611
Series 2017-5, Class A2
2.78%, 9/25/26 (b)(c)		110	109,651
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (b)(c)		40	39,428

			1,095,856

Credit Cards-Fixed Rate - 0.7%
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23		110	109,667
Series 2018-A, Class A
3.07%, 12/16/24		130	130,674
Series 2018-B, Class M
3.81%, 7/15/25		70	71,011

			311,352

Home Equity Loans-Fixed Rate - 0.1%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (c)		48	48,560

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.1%
ABFC Trust
Series 2003-WF1, Class A2
3.611% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(e)	U.S.$	23	$23,060

Total Asset-Backed Securities (cost $3,278,627)			3,290,955

INFLATION-LINKED SECURITIES - 6.3%
Japan - 1.3%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	60,373	568,163

United States - 5.0%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	1,528	1,511,860
0.375%, 7/15/25 (TIPS)		648	647,571
0.75%, 7/15/28 (TIPS)		90	92,218

			2,251,649

Total Inflation-Linked Securities (cost $2,800,751)			2,819,812

AGENCIES - 3.6%
Agency Debentures - 3.6%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20 (cost $1,595,574)		1,677	1,625,332

CORPORATES - NON-INVESTMENT GRADE - 3.2%
Industrial - 1.8%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (b)		50	51,955

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		30	32,061

Communications - Telecommunications - 0.5%
Sprint Capital Corp.
6.90%, 5/01/19		210	210,481

Consumer Cyclical - Automotive - 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (b)		20	20,400

Consumer Non-Cyclical - 0.5%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (b)		85	84,936
HCA, Inc.
5.375%, 9/01/26		63	66,286
Spectrum Brands, Inc.
5.75%, 7/15/25		69	69,777

			220,999

	Principal Amount (000)		U.S. $ Value
Energy - 0.3%
Nabors Industries, Inc.
5.50%, 1/15/23	U.S.$	40	$38,347
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		69	70,086
Transocean Poseidon Ltd.
6.875%, 2/01/27 (b)		33	34,374

			142,807

Technology - 0.1%
CommScope Finance LLC
5.50%, 3/01/24 (b)		26	26,623
6.00%, 3/01/26 (b)		30	30,983

			57,606

Transportation - Services - 0.1%
XPO Logistics, Inc.
6.75%, 8/15/24 (b)		55	56,108

			792,417

Financial Institutions - 1.3%
Banking - 1.1%
CIT Group, Inc.
5.25%, 3/07/25		56	59,632
Citigroup, Inc.
5.95%, 1/30/23 (a)		55	55,983
Series O
5.875%, 3/27/20 (a)		46	46,458
Series Q
5.95%, 8/15/20 (a)		90	91,202
Goldman Sachs Group, Inc. (The)
Series L
5.70%, 5/10/19 (a)		23	23,035
Series M
5.375%, 5/10/20 (a)		45	45,346
Series P
5.00%, 11/10/22 (a)		74	68,471
Morgan Stanley
Series J
5.55%, 7/15/20 (a)		20	20,299
Standard Chartered PLC
4.261% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(e)		100	79,923

			490,349

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		95	99,376

			589,725

	Principal Amount (000)		U.S. $ Value
Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21	U.S.$	49	$49,618

Total Corporates - Non-Investment Grade (cost $1,438,125)			1,431,760

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.7%
United States - 0.7%
State of California
Series 2010
7.625%, 3/01/40 (cost $203,004)		200	302,936

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Mexico - 0.2%
Petroleos Mexicanos
6.50%, 1/23/29 (cost $107,389)		110	108,660

	Shares
PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (b) (cost $87,658)		93	104,276

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (b)	U.S.$	35	31,325
Terraform Global Operating LLC
6.125%, 3/01/26 (f)		21	20,529

Total Emerging Markets - Corporate Bonds (cost $58,299)			51,854

SHORT-TERM INVESTMENTS - 3.7%
Governments - Treasuries - 2.2%
Japan - 2.2%
Japan Treasury Discount Bill
Series 822
Zero Coupon, 7/01/19 (cost $1,000,807)	JPY	110,000	992,938

Company	Shares	U.S. $ Value
Investment Companies - 1.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (h)(i)(j) (cost $681,350)	681,350	$681,350

Total Short-Term Investments (cost $1,682,157)		1,674,288

Total Investments - 103.7% (cost $46,253,750) (k)		46,799,666
Other assets less liabilities - (3.7)%		(1,651,859)

Net Assets - 100.0%		$45,147,807

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	6	June 2019	$796,688	$7,914
U.S. T-Note 2 Yr (CBT) Futures	22	June 2019	4,688,063	18,638
U.S. T-Note 10 Yr (CBT) Futures	6	June 2019	745,312	10,632
Sold Contracts
10 Yr Canadian Bond Futures	4	June 2019	416,178	(5,528)
10 Yr Mini Japan Government Bond Futures	5	June 2019	691,510	(3,205)
Long Gilt Futures	3	June 2019	505,494	(8,287)
U.S. T-Note 5 Yr (CBT) Futures	9	June 2019	1,042,453	(11,652)

				$8,512

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	419	USD	108	4/02/19	$512
Barclays Bank PLC	USD	112	BRL	419	4/02/19	(5,087)
Barclays Bank PLC	USD	7	INR	508	7/16/19	46
Citibank, NA	BRL	674	USD	174	4/02/19	1,434
Citibank, NA	USD	174	BRL	674	4/02/19	(1,865)
Citibank, NA	KRW	103,518	USD	91	5/16/19	28
Citibank, NA	PEN	192	USD	58	5/23/19	315
Citibank, NA	USD	90	CNY	606	6/12/19	(112)
Citibank, NA	USD	91	INR	6,353	7/16/19	(241)
HSBC Bank USA	BRL	256	USD	65	5/03/19	(807)
HSBC Bank USA	USD	183	KRW	204,863	5/16/19	(2,683)
JPMorgan Chase Bank, NA	USD	113	PLN	424	4/08/19	(2,624)
Morgan Stanley & Co., Inc.	BRL	257	USD	66	4/02/19	769
Morgan Stanley & Co., Inc.	USD	66	BRL	257	4/02/19	(314)
Morgan Stanley & Co., Inc.	USD	66	BRL	257	5/03/19	(771)
Morgan Stanley & Co., Inc.	PEN	363	USD	110	5/23/19	508
NatWest Markets PLC	JPY	68,589	USD	624	4/26/19	4,267
NatWest Markets PLC	PEN	186	USD	56	5/23/19	296
Standard Chartered Bank	USD	105	INR	7,413	7/16/19	482
State Street Bank & Trust Co.	GBP	81	USD	107	4/09/19	1,067
State Street Bank & Trust Co.	EUR	299	USD	342	4/10/19	6,596

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	275	EUR	240	4/10/19	$(4,723)
State Street Bank & Trust Co.	JPY	8,582	USD	78	4/11/19	277
State Street Bank & Trust Co.	USD	109	JPY	12,102	4/11/19	(72)
State Street Bank & Trust Co.	NOK	654	USD	77	4/12/19	808
State Street Bank & Trust Co.	USD	101	NOK	856	4/12/19	(1,179)
State Street Bank & Trust Co.	AUD	148	USD	105	4/23/19	269
State Street Bank & Trust Co.	USD	111	AUD	157	4/23/19	143
State Street Bank & Trust Co.	JPY	110,058	USD	1,004	4/26/19	8,573
State Street Bank & Trust Co.	NZD	135	USD	92	4/26/19	764
State Street Bank & Trust Co.	CAD	301	USD	226	5/09/19	180
State Street Bank & Trust Co.	CAD	115	USD	86	5/09/19	(301)
State Street Bank & Trust Co.	CHF	89	USD	89	6/13/19	(1,049)
State Street Bank & Trust Co.	MXN	1,207	USD	63	6/13/19	1,173
State Street Bank & Trust Co.	USD	179	MXN	3,428	6/13/19	(4,659)
UBS AG	KRW	101,557	USD	89	5/16/19	19

						$2,039

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)%	Quarterly	0.56%	USD	760	$(15,017)	$(12,655)	$(2,362)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	44,100	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$25,835	$	– 0	–	$25,835
GBP	3,800	3/01/21	6 Month LIBOR	1.113%	Semi-Annual/Semi-Annual	16,046		– 0	–	16,046
USD	1,850	3/05/21	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	(7,601)		– 0	–	(7,601)
SEK	18,150	4/02/21	3 Month STIBOR	0.098%	Quarterly/Annual	(638)		– 0	–	(638)
SEK	18,150	4/02/21	3 Month STIBOR	0.098%	Quarterly/Annual	(638)		– 0	–	(638)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	360	8/22/22	3 Month LIBOR	2.886%	Quarterly/Semi-Annual	$6,925	$	– 0	–	$6,925
USD	780	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	19,808		– 0	–	19,808
NOK	4,780	8/31/28	2.186%	6 Month NIBOR	Annual/Semi-Annual	(18,310)		– 0	–	(18,310)
GBP	460	3/01/29	1.515%	6 Month LIBOR	Semi-Annual/Semi-Annual	(18,011)		– 0	–	(18,011)
GBP	300	3/01/29	1.501%	6 Month LIBOR	Semi-Annual/Semi-Annual	(11,222)		– 0	–	(11,222)
USD	250	3/05/29	3 Month LIBOR	2.746%	Quarterly/Semi-Annual	7,507		– 0	–	7,507
JPY	19,000	1/08/49	0.673%	6 Month LIBOR	Semi-Annual/Semi-Annual	(7,486)		– 0	–	(7,486)

						$12,215	$	– 0	–	$12,215

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)%	Quarterly	0.48%	USD	98	$(1,149)	$(264)	$(885)
Sprint Communications, Inc., 7.000%, 8/15/20, 6/20/19*	(5.00)	Quarterly	0.48	USD	112	(1,313)	(313)	(1,000)
Citigroup GlobalMarkets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	3	(27)	37	(64)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.18	USD	55	3,283	4,477	(1,194)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.18	USD	107	6,387	8,201	(1,814)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.18	USD	107	6,388	7,922	(1,534)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB-Series 9, 9/17/58*	(3.00)%	Monthly	4.18%	USD	131	$7,821	$9,372	$(1,551)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	330	(2,898)	4,065	(6,963)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	4	(35)	36	(71)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	42	(369)	558	(927)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	408	(3,583)	4,251	(7,834)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	122	(1,072)	1,260	(2,332)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	46	(404)	606	(1,010)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	27	(237)	252	(489)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	4.18	USD	270	16,097	17,174	(1,077)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	50	(439)	641	(1,080)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.37	USD	99	(870)	1,269	(2,139)
Sale Contracts
Citigroup GlobalMarkets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	37	(4,680)	(4,307)	(373)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	54	(6,831)	(6,286)	(545)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	73	(9,234)	(8,310)	(924)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	107	(13,536)	(12,181)	(1,355)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.43%	USD	107	$(13,536)	$(11,942)	$(1,594)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	73	(9,234)	(8,147)	(1,087)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	132	(16,698)	(14,387)	(2,311)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	78	(9,867)	(8,545)	(1,322)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	29	(3,669)	(3,173)	(496)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	47	(5,949)	(5,763)	(186)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	14	(1,773)	(1,717)	(56)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	44	(5,566)	(5,677)	111
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	22	(2,783)	(2,838)	55
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	62	(7,843)	(7,999)	156
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	44	(5,566)	(5,864)	298
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	5	(633)	(655)	22
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	32	(4,048)	(4,315)	267
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	60	(7,590)	(8,284)	694
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	31	(3,919)	(4,839)	920
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	5	(632)	(819)	187

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.43%	USD	52	$(6,574)	$(7,880)	$1,306
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	318	(40,250)	(13,228)	(27,022)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	350	(44,274)	(20,596)	(23,678)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	94	(11,891)	(6,183)	(5,708)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	28	(3,543)	(1,969)	(1,574)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	56	(7,080)	(8,448)	1,368
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.75	USD	135	(2,925)	(2,685)	(240)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	132	(16,698)	(9,407)	(7,291)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	8	(1,012)	(467)	(545)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	85	(10,752)	(7,109)	(3,643)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	8	(1,012)	(954)	(58)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	51	(6,452)	(6,535)	83
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	28	(3,542)	(3,257)	(285)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	27	(3,415)	(3,139)	(276)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	84	(10,626)	(9,202)	(1,424)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.43%	USD	246	$(31,119)	$(12,233)	$(18,886)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	92	(11,638)	(12,403)	765
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	49	(6,198)	(4,305)	(1,893)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	4	(506)	(364)	(142)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	8	(1,012)	(743)	(269)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	8	(1,012)	(803)	(209)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	16	(2,024)	(1,756)	(268)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	41	(5,187)	(5,674)	487
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	57	(7,210)	(6,175)	(1,035)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	34	(4,298)	(5,314)	1,016
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	28	(3,540)	(4,654)	1,114
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	39	(4,930)	(6,575)	1,645
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	4	(506)	(618)	112
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	14	(1,771)	(1,826)	55

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.43%	USD	51	$(6,460)	$(6,360)	$(100)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	18	(2,275)	(2,264)	(11)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	9	(1,138)	(1,168)	30
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.43	USD	35	(4,428)	(2,510)	(1,918)

						$(371,305)	$(243,308)	$(127,997)

*	Termination date

(a)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $8,928,274 or 19.8% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	IO - Interest Only.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2019.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933.

These securities, which represent 0.21% of net assets as of March 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	$21,000	$20,529	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.736%, 11/25/25	9/28/15	42,146	47,453	0.11%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.986%, 11/25/25	9/28/15	20,091	23,263	0.05%

(g)	Inverse interest only security.
(h)	Affiliated investments.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,124,556 and gross unrealized depreciation of investments was $(686,233), resulting in net unrealized appreciation of $(438,323).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund, Inc.

AB Intermediate Bond Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$12,188,556	$	– 0	–	$12,188,556
Mortgage Pass-Throughs		– 0	–	8,343,314		– 0	–	8,343,314
Commercial Mortgage-Backed Securities		– 0	–	5,088,920		730,101		5,819,021
Governments - Treasuries		– 0	–	5,013,095		– 0	–	5,013,095
Collateralized Mortgage Obligations		– 0	–	3,978,342		47,465		4,025,807
Asset-Backed Securities		– 0	–	2,180,257		1,110,698		3,290,955
Inflation-Linked Securities		– 0	–	2,819,812		– 0	–	2,819,812
Agencies		– 0	–	1,625,332		– 0	–	1,625,332
Corporates - Non-Investment Grade		– 0	–	1,431,760		– 0	–	1,431,760
Local Governments - US Municipal Bonds		– 0	–	302,936		– 0	–	302,936
Quasi-Sovereigns		– 0	–	108,660		– 0	–	108,660
Preferred Stocks		– 0	–	104,276		– 0	–	104,276

Emerging Markets - Corporate Bonds	– 0	–	51,854		– 0	–	51,854
Short-Term Investments:
Governments - Treasuries	– 0	–	992,938		– 0	–	992,938
Investment Companies	681,350		– 0	–	– 0	–	681,350

Total Investments in Securities	681,350		44,230,052		1,888,264		46,799,666
Other Financial Instruments (a):
Assets:
Futures	37,184		– 0	–	– 0	–	37,184
Forward Currency Exchange Contracts	– 0	–	28,526		– 0	–	28,526
Centrally Cleared Interest Rate Swaps	– 0	–	76,121		– 0	–	76,121
Credit Default Swaps	– 0	–	39,976		– 0	–	39,976
Liabilities:
Futures	(28,672)		– 0	–	– 0	–	(28,672)
Forward Currency Exchange Contracts	– 0	–	(26,487)		– 0	–	(26,487)
Centrally Cleared Credit Default Swaps	– 0	–	(15,017)		– 0	–	(15,017)
Centrally Cleared Interest Rate Swaps	– 0	–	(63,906)		– 0	–	(63,906)
Credit Default Swaps	– 0	–	(411,281)		– 0	–	(411,281)

Total	$689,862		$43,857,984		$1,888,264		$46,436,110

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Asset- Backed Securities
Balance as of 12/31/18	$834,652		$46,889		$1,241,405
Accrued discounts/(premiums)	(3)		– 0	–	14
Realized gain (loss)	(198)		– 0	–	34
Change in unrealized appreciation/depreciation	10,750		576		6,649
Purchases/Payups	– 0	–	– 0	–	– 0	–
Sales/Paydowns	(16,165)		– 0	–	(137,404)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(98,935)		– 0	–	– 0	–

Balance as of 3/31/19	$730,101		$47,465		$1,110,698

Net change in unrealized appreciation/depreciation from investments held as of 3/31/19	$10,750		$576		$6,649

	Total
Balance as of 12/31/18	$2,122,946
Accrued discounts/(premiums)	11
Realized gain (loss)	(164)
Change in unrealized appreciation/depreciation	17,975
Purchases/Payups	– 0	–
Sales/Paydowns	(153,569)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(98,935	) (a)

Balance as of 3/31/19	$1,888,264

Net change in unrealized appreciation/depreciation from investments held as of 3/31/19	$17,975

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of March 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$938	$4,629	$4,886	$681	$4